Exhibit 99.1

GM Financial Automobile Leasing Trust 2018-3
3.81% Exchange Note
Class A-1 2.41515% Asset Backed Notes
Class A-2A 2.89% Asset Backed Notes
Class A-2B Floating Asset Backed Notes
Class A-3 3.18% Asset Backed Notes
Class A-4 3.30% Asset Backed Notes
Class B 3.48% Asset Backed Notes
Class C 3.70% Asset Backed Notes
Class D 3.80% Asset Backed Notes
Servicer's Certificate

Beginning of Period:	01/01/19
End of Period:	01/31/19
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	31
Report Due Date:	02/15/19
Distribution Date:	02/20/19
Transaction Month:	5

2018-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	56,655	08/01/2018	09/26/2018	$1,362,465,324

Total	56,655			$1,362,465,324

RECONCILIATION OF 2018-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,253,993,732

{2} Reduction in Agg. Securitization Value due to payments				{2}	13,690,362
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,291,638
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	13,972,127
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	28,954,127

{7} End of period Aggregate Securitization Value					{7}	$1,225,039,605

{8} Pool Factor					{8}	89.913452%

RECONCILIATION OF 2018-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,295,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,186,528,408

{11} Exchange Note Principal Payment Amount					{11}	28,954,127

{12} End of period Exchange Note Balance					{12}	$1,157,574,281

{13} Note Pool Factor					{13}	89.387975%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$192,000,000	$340,000,000	$70,000,000	$410,000,000	$86,140,000

{15} Beginning of period Note Balance	{15}	$58,367,130	$340,000,000	$70,000,000	$410,000,000	$86,140,000

{16} Noteholders’ Principal Distributable Amount	{16}	28,954,127	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	4,297,909	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$25,115,094	$340,000,000	$70,000,000	$410,000,000	$86,140,000

{21} Note Pool Factor	{21}	13.080778%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$59,270,000	$55,180,000	$34,060,000		$1,246,650,000

{23} Beginning of period Note Balance	{23}	$59,270,000	$55,180,000	$34,060,000		$1,113,017,130

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		28,954,127
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		4,297,909
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$59,270,000	$55,180,000	$34,060,000		$1,079,765,094

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		86.613331%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,253,993,732

{31} Ending Designated Pool Balance	{31}	1,225,039,605
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,225,039,605

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$28,954,127

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,186,528,408	$0	3.81%	30	30/360	$3,767,228

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2018-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$20,468,325
{37} Net Liquidation Proceeds collected during period	{37}	16,604,929
{38} Investment Earnings	{38}	67,625
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(67,625)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	37,073,254

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	1,044,995
{43} To the 2018-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,767,228
{44} To the 2018-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	28,954,127
{45} To the 2018-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	3,306,904
{46} To the 2018-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	0

{47} Total Distributions:	{47}	$37,073,254

Noteholders’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,253,993,732
{49} Ending Agg. Securitization Value	{49}	1,225,039,605
{50} Principal Distributable Amount {48} - {49}	{50}	28,954,127

{51} Noteholders’ Principal Carryover Amount	{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount	{52}	28,954,127

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance	{53}	37,848,711

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}	{54}	$28,954,127

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$58,367,130	$0	2.42%	29	Actual/360	$113,556
{56}	Class A-2A	$340,000,000	0	2.89%	30	30/360	818,834
{57}	Class A-2B	$70,000,000	0	2.67600%	29	Actual/360	150,897
{58}	Class A-3	$410,000,000	0	3.18%	30	30/360	1,086,500
{59}	Class A-4	$86,140,000	0	3.30%	30	30/360	236,885
{60}	Class B	$59,270,000	0	3.48%	30	30/360	171,883
{61}	Class C	$55,180,000	0	3.70%	30	30/360	170,139
{62}	Class D	$34,060,000	0	3.80%	30	30/360	107,857

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2018-3 Exchange Note Collections	{63}	$36,028,259
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	67,625
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	13,328
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Available Funds:	{69}	36,109,212
{70} Reserve Account Withdrawal Amount	{70}	0

{71} Total Distributable Funds:	{71}	36,109,212

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	113,556
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	818,834
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	150,897
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	1,086,500
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	236,885
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	171,883
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	170,139
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	107,857
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	28,954,127
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	4,297,909
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	0

{96} Total Distributions:	{96}	$36,109,212

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{97}	Class A	$964,507,130	$1,225,039,605	$0	$		33,701,915	$0
{98}	Class B	1,023,777,130	1,225,039,605	0			33,530,032	0
{99}	Class C	1,078,957,130	1,225,039,605	0			33,359,893	0
{100}	Class D	1,113,017,130	1,225,039,605	0			33,252,036	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$4,297,909

	{102} Beginning Note Balance					{102}	1,113,017,130
	{103} Principal payments through Indenture Section 8.3 (a) (i) through (xv)					{103}	28,954,127
	{104} Pro-Forma Note Balance						{104}	1,084,063,003

	{105} Ending Aggregate Securitization Value					{105}	1,225,039,605
	{106} 11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($149,871,186)					{106}	149,871,186
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	1,075,168,419

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	8,894,584

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$4,297,909

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$1,225,039,605
	{111} End of Period Note Balance							{111}	1,157,574,281
	{112} Overcollateralization							{112}	67,465,324
	{113} Overcollateralization %								{113}	5.51%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	1,225,039,605
	{115} End of Period Note Balance							{115}	1,079,765,094
	{116} Overcollateralization							{116}	145,274,511
	{117} Overcollateralization %								{117}	11.86%

	RECONCILIATION OF 2018-3 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$6,812,327

	{119} Beginning of Period Reserve Account balance								{119}	$6,812,327
	{120} Investment Earnings							{120}	13,328
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	6,825,655

	{124} Specified Reserve Balance								{124}	6,812,327

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	13,328

	{126} End of period Reserve Account balance								{126}	$6,812,327

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$1,414,284	0.12%
	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)							{128}		Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	February 14, 2019

GM Financial

GMALT 2018-3

Supplemental Monthly Data

January 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,253,993,732	$993,157,773
Change	(28,954,127)	(14,097,094)
End of Period	$1,225,039,605	$979,060,679
Residual Value as % of Agg. Securitization Value		79.92%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	53,885	1,221,044,763	99.67%
31 - 60 days	112	2,580,558	0.21%
61 - 90 days	50	1,003,854	0.08%
91 - 120 days	17	410,430	0.03%

Total	54,064	1,225,039,605	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	129	3,393,042	787	20,848,256
Standard terminations	43	937,358	116	2,514,684
Total retained by lessee	172	4,330,400	903	23,362,940
Returned Vehicles
Early terminations	407	7,059,494	1,223	21,130,595
Standard terminations	134	2,582,232	145	2,841,654
Total returned to dealer	541	9,641,726	1,368	23,972,249
Charged off leases / Repossessed vehicles	58	1,291,638	319	6,748,278
Repurchases	0	0	0	0
Other	0	0	0	0
Total terminations	771	15,263,764	2,590	54,083,467

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,291,638	6,748,278
less: Sales proceeds	1,306,799	5,493,263
less: Excess wear and excess mileage received	0	0
less: Other amounts received	—	0

Net Credit (Gain) Loss	(15,161)	1,255,015

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	9,525,382	23,425,319
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	10,123,048	25,932,512
less: Excess wear and excess mileage received	11,750	32,387
less: Other recovery amounts	—	0

Residual (Gain) Loss	(609,416)	(2,539,580)

	Current Period	Prev. Month
Prepay Speed	0.3122%	0.6749%

Return Rate based on Scheduled to Terminate(2)	85.8730%	0.0000%

Return Rate based on Terminated Leases(3)	70.1686%	60.4124%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.